RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board, Chief Executive Officer (“CEO”) of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and also one of the shareholders of Xinjiang YSX
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and also is the general manager, executive director and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and also is the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue		Accounts receivable
		For the six months ended
		September 30,		As of
				‘September 30,	‘March 31,
		2024	2023	2024	2024
Name	Nature of service contract	(Unaudited)	(Unaudited)	(Unaudited)
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$9,346,622	$4,298,763	$4,024,951	$2,871,872
Total		$9,346,622	$4,298,763	$4,024,951	$2,871,872

During the six months ended September 30, 2024 and 2023, the Company provided auto insurance aftermarket value-added services and software development and information technology services to certain related parties and generated related service revenue. As of September 30, 2024 and March 31, 2024, the outstanding accounts receivable from related parties amounted to $4,024,951 and $2,871,872, respectively. The March 31, 2024 accounts receivable from related parties have been fully collected. Approximately 99.5% of the September 30, 2024 accounts receivable from related parties have been collected by December 31, 2024.

For the six months ended September 30, 2024, cost of revenue associated with revenue from a related party, Dayong, amounted to $8,353,493.

c. Due from related parties

Due from related parties consists of the following:

	September 30,	March 31,
Name	2024	2024
Ms. Ruomei Wu	—	2,197
Total due from related parties	$—	$2,197

The Company has, in the past, advanced cash to related parties for business purpose and recorded advances as due from related parties in the consolidated financial statements. Such advances were non-interest bearing and due upon demand. For amounts due from related parties, 100% of the March 31, 2024 balances have been subsequently collected. There was no such balance as of September 30, 2024. The Company does not have the intention to make cash advances to related parties in the future.

d. Due to related parties

Due to related parties consists of the following:

	September 30,	March 31,
Name	2024	2024
	(Unaudited)
Mr. Jie Xiao	$560,086	$416,068
Mr. Bin Wang	2,558	1,489
Total due to related parties	$562,644	$417,557

As of September 30, 2024 and March 31, 2024, the balance of due to related parties was comprised of advance from the Company’s related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

e. Purchases and accounts payable, related party

The purchase by a certain related party during the six months ended September 30, 2024 and 2023, and the outstanding accounts payable to a certain related party as of September 30, 2024 and March 31, 2024 consisted of the following:

		Purchases		Accounts payable
		For the six months
		ended September 30,		As of
				September 30,	March 31,
		2024	2023	2024	2024
Name	Nature of contract	(Unaudited)	(Unaudited)	(Unaudited)
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Costs associated with auto insurance aftermarket value-added services	$—	$3,757,075	$—	$—
Total		$—	$3,757,075	$—	$—

f. Loan borrowed from a related party

As disclosed in Note 6 above, in connection with the RMB 10 million (approximately $1,384,811) loan that Mr. Jie Xiao borrowed from GZ Rural Bank, the Company signed a loan agreement with Mr. Jie Xiao to borrow the same amount from him under the same borrowing terms and interest rate (see Note 6).

g. Loan guarantees provided by related parties

In connection with the RMB 10 million loan that Mr. Jie Xiao, borrowed from GZ Rural Bank, Xinjiang YSX and its branch company Guangzhou YSX provided guarantee to this loan. The Company’s shareholder, Mr. Weiqiang Zhen, pledged his personal assets as collateral with GZ Rural Bank to further secure this loan (see Note 6).